OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details) - Third Parties	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current Portion
Business advances to officers and staffs	¥ 1,469,788	$ 201,360	¥ 1,373,300
Deposits for projects	1,651,530	226,259	1,056,316
VAT recoverable	625,505	85,694	583,413
Others	763,660	104,620	1,139,397
Allowance for credit losses	(575,618)	(78,859)	(800,374)	$ (109,651)	¥ (1,994,960)
Other receivable, net	¥ 3,934,865	$ 539,074	¥ 3,352,052